Consolidated Statement of Comprehensive Income (Loss) (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statement of Comprehensive Income (Loss) [Abstract]
Net loss attributable to WPX Energy	$ (43)	$ (3)
Other comprehensive income (loss):
Change in fair value of cash flow hedges, net of tax	65	(13)
Net reclassifications into earnings of net cash flow hedge gains, net of tax	(67)	(47)
Other comprehensive loss, net of tax	(2)	(60)
Comprehensive loss attributable to WPX Energy	$ (45)	$ (63)